Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		$ 32	$ 1,391
Accumulated depreciation		(9)	(589)
Total property and equipment, net	$ 24	23	802
Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		19	1,139
Furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		13	169
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross			$ 83